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                                                                          ZURICH


                               Zurich Money Funds

report

                               Zurich Money Market Fund

                               Zurich Government
                               Money Fund

                               Zurich Tax-Free Money Fund










                               Semiannual Report to Shareholders
                               for the Period Ended January 31, 2002
    table of contents



                    3   Fund objectives

                    4   Performance summary

                    4   Variables affecting performance

                    8   Performance review

                    9   Terms to know

                   10   Portfolio composition

                   11   Portfolio of investments

                   26   Financial statements

                   31   Financial highlights

                   34   Notes to financial statements
    fund objectives


Zurich Money Funds (the "Trust") is an open-end, diversified, management investment company offering a choice of three investment funds. Each fund invests in high-quality short-term money market instruments consistent with its specific objective as outlined below.

Like all money market funds, an investment in these funds is not insured or guaranteed by the FDIC or any other government agency. Although money funds seek to preserve your investment at $1.00 per share, it is possible to lose money.

Zurich Money Market Fund

This fund seeks maximum current income to the extent consistent with stability of principal by investing exclusively in high quality short-term securities, as well as repurchase agreements that are backed by these securities.

Zurich Government Money Fund

This fund seeks maximum current income to the extent consistent with stability of principal by investing exclusively in short-term securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Zurich Tax-Free Money Fund

This fund seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of principal by investing primarily in high quality short-term municipal securities.

performance summary


Zurich Money Market Fund

Yield Comparison

Zurich Money Market Fund is compared to the First Tier Money Fund Average which consists of all noninstitutional taxable money market funds investing in only first tier (highest rating) securities tracked by iMoneyNet, Inc. Returns are historical and do not guarantee future results. Fund yields fluctuate.

7-day yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Fund Yield vs. First Tier Money Fund Average
--------------------------------------------------------------------------------

                           Weekly 7-Day Average Yield

                Fund Yield               First Tier
                                     Money Fund Average

   8/1/2001        3.44                     3.18
                   3.42                     3.13
                   3.40                     3.10
                   3.34                     3.06
                   3.30                     2.99
                   3.27                     2.97
                   3.24                     2.93
                   3.20                     2.85
                   3.06                     2.58
                   2.90                     2.57
                   2.76                     2.38
                   2.64                     2.27
                   2.44                     2.17
                   2.29                     2.09
                   2.24                     2.01
                   2.20                     1.86
                   2.14                     1.78
                   2.04                     1.72
                   1.95                     1.68
                   1.93                     1.60
                   1.86                     1.52
                   1.83                     1.46
                   1.80                     1.45
                   1.77                     1.41
                   1.69                     1.37
                   1.61                     1.3
  1/31/2002        1.57                     1.29



Competitive Ranking

The rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/02. The Lipper category used for comparison is the Lipper Money Market Instrument Fund category. Rankings are historical and do not guarantee future performance.

Source: Lipper, Inc.

Lipper Ranking
--------------------------------------------------------------------------------

      Top Fund      #1 of 25 funds       25 years
 -----------------------------------------------------
      Top 4%        #2 of 55 funds       20 years
 -----------------------------------------------------
      Top 3%        #3 of 90 funds       15 years
 -----------------------------------------------------
      Top 11%       #16 of 140 funds     10 years
 -----------------------------------------------------
      Top 9%        #22 of 255 funds      5 years
 -----------------------------------------------------
      Top 15%       #56 of 380 funds      1 year
 -----------------------------------------------------


10-Year Performance

This chart shows the value of a hypothetical $10,000 investment in Zurich Money Market Fund over the past 10 fiscal years with all dividends reinvested. The returns shown are historical and do not represent future performance.

10-Year Performance
--------------------------------------------------------------------------------

                Performance of a $10,000 Hypothetical Investment

                   1/31/1992          10000
                                      10312
                                      10609
                                      11031
                                      11655
                                      12264
                                      12920
                                      13600
                                      14273
                                      15166
                                      15762
                   1/31/2002          15784

Zurich Government Money Fund

Yield Comparison

Zurich Government Money Fund is compared to the Government Money Fund Average which consists of all noninstitutional government money market funds tracked by iMoneyNet, Inc. Returns are historical and do not guarantee future results. Fund yields fluctuate.

7-day yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Fund Yield vs. Government Money Fund Average
--------------------------------------------------------------------------------

                  Fund Yield            Government Money Fund Average

   8/1/2001         3.52                             3.20
                    3.44                             3.13
                    3.52                             3.12
                    3.39                             3.07
                    3.30                             2.98
                    3.30                             3.00
                    3.29                             2.93
                    3.26                             2.81
                    2.77                             2.31
                    2.82                             2.54
                    2.57                             2.23
                    2.43                             2.18
                    2.38                             2.14
                    2.28                             2.11
                    2.22                             2.02
                    2.03                             1.79
                    2.06                             1.77
                    2.03                             1.73
                    1.95                             1.68
                    1.96                             1.56
                    1.80                             1.49
                    1.65                             1.42
                    1.69                             1.44
                    1.71                             1.37
                    1.69                             1.35
                    1.64                             1.31
   1/31/2002        1.61                             1.33


Competitive Ranking

The rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/02. The category used for comparison is the Lipper Government Money Market Fund category. Rankings are historical and do not guarantee future performance.

Source: Lipper, Inc.

Lipper Ranking
--------------------------------------------------------------------------------

       Top 11%       #2 of 18 funds       20 years
  -----------------------------------------------------
       Top 6%        #2 of 34 funds       15 years
  -----------------------------------------------------
       Top 8%        #5 of 62 funds       10 years
  -----------------------------------------------------
       Top 7%        #7 of 100 funds       5 years
  -----------------------------------------------------
       Top 11%       #15 of 134 funds      1 year
  -----------------------------------------------------


10-Year Performance

This chart shows the value of a hypothetical $10,000 investment in Zurich Government Money Fund over the past 10 fiscal years, with all dividends reinvested. The returns shown are historical and do not represent future performance.

10-Year Performance
--------------------------------------------------------------------------------

                         1/31/1992    10000
                                      10319
                                      10619
                                      11040
                                      11669
                                      12276
                                      12929
                                      13597
                                      14249
                                      15125
                                      15712
                         1/31/2002    15734

Zurich Tax-Free Money Fund

Yield Comparison

Zurich Tax-Free Money Fund is compared to the Tax-Free Money Fund Average which consists of all noninstitutional tax-free money market funds tracked by iMoneyNet, Inc. Returns are historical and do not guarantee future results. Fund yields fluctuate. Income from Zurich Tax-Free Money Fund may be subject to state and local taxes and the alternative minimum tax.

7-day yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Fund Yield vs. Tax-Free Money Fund Average
--------------------------------------------------------------------------------

                                     Tax-Free Money
                      Fund Yield      Fund Average

          8/1/2001        2.48            2.14
                          2.38            1.95
                          2.24            1.80
                          2.22            1.82
                          2.14            1.74
                          2.06            1.69
                          2.05            1.71
                          2.06            1.72
                          2.01            1.66
                          2.04            1.77
                          2.01            1.70
                          1.88            1.55
                          1.83            1.48
                          1.85            1.55
                          1.79            1.46
                          1.67            1.30
                          1.60            1.25
                          1.55            1.20
                          1.51            1.11
                          1.34            0.86
                          1.30            0.86
                          1.43            1.07
                          1.53            1.15
                          1.29            0.85
                          1.28            0.84
                          1.16            0.85
          1/31/2002       1.19            0.86


Competitive Ranking

The rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/02. The category used for comparison is the Lipper Tax-Exempt Money Market Fund category. Rankings are historical and do not guarantee future performance.

Source: Lipper, Inc.

Lipper Ranking
--------------------------------------------------------------------------------

        Top 11%       #8 of 76 funds       10 years
   -----------------------------------------------------
        Top 6%        #7 of 110 funds       5 years
   -----------------------------------------------------
        Top 8%        #11 of 139 funds      1 year
   -----------------------------------------------------


10-Year Performance

This chart shows the value of a hypothetical $10,000 investment in Zurich Tax-Free Money Fund over the past 10 fiscal years, with all dividends reinvested. The returns shown are historical and do not represent future performance.

10-Year Performance
--------------------------------------------------------------------------------

                         1/31/1992    10000
                                      10254
                                      10485
                                      10768
                                      11170
                                      11542
                                      11938
                                      12333
                                      12701
                                      13199
                                      13540
                         1/31/2002    13554
variables affecting performance


The investment manager invests in high-quality, short-term securities that are consistent with each fund's specific objectives.

Our primary goal is to provide competitive yields while maintaining preservation of principal and a high degree of liquidity. The specific securities that portfolio managers select have a major impact on reaching our goal. However, they must continuously analyze other variables which affect share price stability and fund performance. Traditionally, there are three important variables which are factored into the decision-making process:

Monetary Policy

Monetary Policy is managed by the Federal Reserve Board (the "Fed") and has a direct impact on short-term interest rates. If the Fed determines that inflation is climbing, it will enact a policy to decrease or "tighten" the money supply. With less money available, money lenders can command higher interest rates on the money market securities they sell. On the other hand, if the Fed determines the economy is heading toward a recession, it will increase or "ease" the money supply. With more money for borrowers to access, the interest rates for money market securities decline.

Interest Rates

Interest Rates will affect money fund yields because as investments mature, the cash received will be reinvested at current money market rates which could be either higher or lower. Reinvesting at higher interest rates generally means higher yields for money funds and reinvesting at lower rates generally means lower yields.

Average Length of Maturity

Average Length of Maturity affects the timing of reinvesting cash from maturing investments. If interest rates are expected to rise, decreasing the portfolio's average length of maturity would enable the fund to purchase higher-yielding money market securities sooner. Conversely, if rates were expected to decrease, the fund would invest in money market securities with a longer length of maturity in order to maintain higher yields longer.

(Also see "Terms to know" section)
performance review


An interview with portfolio manager Frank Rachwalski

Mr. Rachwalski has over 25 years of investment experience. He is a Managing Director of Zurich Scudder Investments, Inc. and is Vice President and Lead Portfolio Manager of all the firm's money market funds. Mr. Rachwalski holds BBA and MBA degrees from Loyola University, Chicago.

--------------------------------------------------------------------------------

Market Review

The questions have shifted from uncertainty about the start of an economic recovery to the actual strength of the rebound. There has been across the board improvement in most economic data series. This development most likely marks the end of the easing cycle for monetary policy. As a result, the yield curve has steepened significantly and the forward yield curve now implies that the next movement by the Federal Reserve (Fed) will be to raise rates, perhaps as early as mid-year.

Outlook and Strategy

In this context, we have maintained a longer average life policy. We feel the market continues to offer value for extension. The reason is expectations for tightening, which are embodied in the money market yield curve, appear excessive based on past experiences.

The recession probably ended in November. We were expecting that the first quarter of 2002, rather than the fourth quarter of 2001, would be the initial period registering positive growth. Nevertheless, inventory rebuilding will occur and be followed by positive developments in regard to consumer expenditures and capital spending. Unfortunately, the unemployment rate is expected to rise, and the Fed's historical record shows it is very reluctant to tighten monetary conditions prior to an improvement in this measure. As a consequence, we favor longer maturities because any tightening will be delayed and not as significant as the market currently anticipates.

--------------------------------------------------------------------------------

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report, as stated on the cover. The manager's views are subject to change at any time, based on market and other considerations.

terms to know


7-Day Average Yield      Every money market fund calculates its yield according
                         to a standardized method prescribed by the Securities and Exchange Commission. Each day's yield is an average taken over a 7-day period. This average helps to minimize the effect of daily fluctuation in fund income, and therefore yield.

Federal Funds            Commercial banks are required to keep these funds on
("Fed Funds")            deposit at the Federal Reserve Bank in their district.
                         In order to meet these reserve requirements, occasionally commercial banks need to borrow funds.
                         These funds are borrowed from banks that have an excess of the required amount on hand in what is called the "Fed Funds Market." The interest rate on these loans is called the "Fed Funds Rate" and is the key money market rate which influences all ("Fed other short-term rates.

Maturity Maturity is the time remaining before an issuer is scheduled to repay the principal amount on a debt security. Money market instruments are debt securities.

portfolio composition

Zurich Money Market Fund
On 1/31/2002*

A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

  Commercial paper                                     81%
  Certificates of Deposit                               8%
  Short-Term Notes                                     10%
  Other                                                 1%
 ------------------------------------------------------------
  Total                                               100%
 ------------------------------------------------------------

  Weighted Average Maturity**
 ------------------------------------------------------------
  Zurich Money Market Fund                         57 days
  First Tier Money Fund Average                    52 days

Zurich Government Money Fund
On 1/31/2002*

A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

  Short-Term Notes                                     75%
  Repurchase Agreements                                25%
 -----------------------------------------------------------
  Total                                               100%
 -----------------------------------------------------------

  Weighted Average Maturity**
 -----------------------------------------------------------
  Zurich Government Money Fund                     62 days
  Government Money Fund Average                    50 days

Zurich Tax-Free Money Fund
On 1/31/2002*

A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

  Municipal Investments                               100%
 -----------------------------------------------------------
  Total                                               100%
 -----------------------------------------------------------

  Weighted Average Maturity**
 -----------------------------------------------------------
  Zurich Tax-Free Money Fund                       28 days
  Tax-Free Money Fund Average                      37 days

*    Portfolio composition and holdings are subject to change.

** The funds are compared to their respective iMoneyNet category: the First Tier Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities; Government Money Fund Average includes all non-institutional government money market funds; Tax-Free Money Fund Average consists of all non-institutional tax-free money market funds. Weighted average maturity is as of 1/31/2002.

portfolio of investments
January 31, 2002 (Unaudited)

                                                        Principal
                                                       Amount ($)        Value ($)
--------------------------------------------------------------------------------------

Zurich Money Market Fund
--------------------------------------------------------------------------------------

Commercial Paper 81.3%
--------------------------------------------------------------------------------------
Ace Overseas Corp., 2.08%**, 2/20/2002                   50,000,000       49,945,375
--------------------------------------------------------------------------------------
Ace Overseas Corp., 2.08%**, 3/20/2002                   50,000,000       49,864,875
--------------------------------------------------------------------------------------
Alpine Securitization Corp., 1.7%**, 2/6/2002            40,000,000       39,990,556
--------------------------------------------------------------------------------------
Alpine Securitization Corp., 1.76%**, 2/11/2002          50,000,000       49,975,556
--------------------------------------------------------------------------------------
American Honda Finance Corp., 2.13%*, 8/23/2002          50,000,000       49,997,219
--------------------------------------------------------------------------------------
American Honda Finance Corp., 2.162%*, 2/25/2002         50,000,000       50,000,000
--------------------------------------------------------------------------------------
Amsterdam Funding Corp., 1.7%**, 2/6/2002                50,000,000       49,988,194
--------------------------------------------------------------------------------------
Amsterdam Funding Corp., 1.7%**, 2/14/2002               40,000,000       39,975,444
--------------------------------------------------------------------------------------
Amsterdam Funding Corp., 1.81%**, 3/14/2002              15,000,000       14,969,250
--------------------------------------------------------------------------------------
Asset Portfolio Funding Corp., 1.76%**, 2/13/2002        22,105,000       22,092,032
--------------------------------------------------------------------------------------
Asset Portfolio Funding Corp., 1.82%**, 3/8/2002         20,088,000       20,052,651
--------------------------------------------------------------------------------------
Associates Corp. of North America, 1.91%*, 6/15/2002     25,000,000       25,000,000
--------------------------------------------------------------------------------------
Associates Corp. of North America, 1.94%*, 6/26/2002     65,000,000       65,001,377
--------------------------------------------------------------------------------------
Atlantis One Funding Corp., 2.08%**, 3/11/2002           50,000,000       49,890,222
--------------------------------------------------------------------------------------
Bank One Australia Ltd., 2.08%**, 2/19/2002              15,000,000       14,984,400
--------------------------------------------------------------------------------------
Barton Capital Corp., 1.76%**, 2/4/2002                  31,458,000       31,453,386
--------------------------------------------------------------------------------------
Barton Capital Corp., 1.76%**, 2/7/2002                  21,647,000       21,640,650
--------------------------------------------------------------------------------------
Barton Capital Corp., 1.76%**, 2/7/2002                  50,000,000       49,985,333
--------------------------------------------------------------------------------------
Bavaria Universal Funding Corp., 1.82%*, 4/10/2002       35,000,000       34,999,906
--------------------------------------------------------------------------------------
Bavaria Universal Funding Corp., 1.83%**, 2/26/2002      39,357,000       39,306,984
--------------------------------------------------------------------------------------
Bavaria Universal Funding Corp., 1.85%**, 2/14/2002      17,946,000       17,934,011
--------------------------------------------------------------------------------------
Bavaria Universal Funding Corp., 2.08%**, 2/1/2002       15,000,000       15,000,000
--------------------------------------------------------------------------------------
Beta Finance, Inc., 1.73%*, 4/17/2002                    50,000,000       50,002,807
--------------------------------------------------------------------------------------
Beta Finance, Inc., 1.84%*, 5/3/2002                     50,000,000       50,000,000
--------------------------------------------------------------------------------------
Black Forest Funding Corp., 1.77%**, 2/8/2002            25,000,000       24,991,396
--------------------------------------------------------------------------------------
Black Forest Funding Corp., 1.8%**, 2/8/2002             50,000,000       49,982,500
--------------------------------------------------------------------------------------
Black Forest Funding Corp., 1.8%**, 4/2/2002             30,000,000       29,910,000
--------------------------------------------------------------------------------------
Blue Ridge Asset Funding Corp., 1.7%**, 2/13/2002        50,000,000       49,971,667
--------------------------------------------------------------------------------------
Capital One Funding Corp., 1.95%*, 4/1/2011              17,508,000       17,508,000

    The accompanying notes are an integral part of the financial statements.

                                       11

                                                        Principal
                                                       Amount ($)        Value ($)
--------------------------------------------------------------------------------------
Capital One Funding Corp., 1.95%*, 1/2/2017              13,127,000       13,127,000
--------------------------------------------------------------------------------------
Capital One Funding Corp., 1.95%*, 10/2/2017             16,290,000       16,290,000
--------------------------------------------------------------------------------------
Capital One Funding Corp., 1.95%*, 1/2/2018              20,275,000       20,275,000
--------------------------------------------------------------------------------------
Caterpillar Financial Services Corp., 1.97%*,
   7/8/2002                                              25,000,000       25,000,000
--------------------------------------------------------------------------------------
Caterpillar Financial Services Corp., 2.131%*,
   6/3/2002                                              55,000,000       55,000,000
--------------------------------------------------------------------------------------
Centric Capital Corp., 1.8%**, 7/8/2002                  20,000,000       19,843,000
--------------------------------------------------------------------------------------
Clipper Receivables Corp., 1.7%**, 2/8/2002              15,000,000       14,995,042
--------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc., 2.04%**, 2/21/2002          50,000,000       49,943,333
--------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 1.8%**, 3/25/2002          30,000,000       29,922,000
--------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 1.8%**, 3/26/2002          50,000,000       49,867,500
--------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 1.8%**, 3/28/2002          25,000,000       24,931,250
--------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc., 1.75%*, 5/22/2002      75,000,000       75,000,000
--------------------------------------------------------------------------------------
Delaware Funding Corp., 1.67%**, 2/15/2002               50,000,000       49,967,528
--------------------------------------------------------------------------------------
Delaware Funding Corp., 1.7%**, 2/19/2002                15,517,000       15,503,811
--------------------------------------------------------------------------------------
Fairway Finance Corp., 1.67%**, 2/19/2002                15,000,000       14,987,475
--------------------------------------------------------------------------------------
Fairway Finance Corp., 1.81%**, 7/18/2002                15,000,000       14,875,446
--------------------------------------------------------------------------------------
Fairway Finance Corp., 1.85%**, 3/15/2002                20,000,000       19,956,833
--------------------------------------------------------------------------------------
Fairway Finance Corp., 2.1%**, 2/28/2002                 45,000,000       44,929,125
--------------------------------------------------------------------------------------
Falcon Asset Securitization Corp., 1.76%**,
   2/28/2002                                             55,000,000       54,927,400
--------------------------------------------------------------------------------------
FCAR Owner Trust I, 1.9%**, 7/2/2002                     20,000,000       19,840,611
--------------------------------------------------------------------------------------
FCAR Owner Trust I, 1.9%**, 7/2/2002                     15,000,000       14,880,458
--------------------------------------------------------------------------------------
FCAR Owner Trust I, 1.92%**, 7/2/2002                    30,000,000       29,758,400
--------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp., 1.8%**,
   3/28/2002                                             10,000,000        9,972,500
--------------------------------------------------------------------------------------
Four Winds Funding Corp., 1.71%**, 2/12/2002            105,000,000      104,945,138
--------------------------------------------------------------------------------------
General Electric Capital Corp., 2.05%**, 2/25/2002      100,000,000       99,863,333
--------------------------------------------------------------------------------------
Galaxy Funding, Inc., 2.37%**, 2/13/2002                 40,000,000       39,968,400
--------------------------------------------------------------------------------------
Galaxy Funding, Inc., 1.65%**, 5/6/2002                  65,000,000       64,719,958
--------------------------------------------------------------------------------------
Giro Funding US Corp., 2.05%**, 2/15/2002                35,000,000       34,972,097
--------------------------------------------------------------------------------------
Giro Funding US Corp., 1.77%**, 2/7/2002                 25,000,000       24,992,625
--------------------------------------------------------------------------------------
Giro Funding US Corp., 1.76%**, 2/6/2002                 15,343,000       15,339,249
--------------------------------------------------------------------------------------
Giro Funding US Corp., 1.7%**, 2/19/2002                 35,000,000       34,970,250

    The accompanying notes are an integral part of the financial statements.

                                       12

                                                        Principal
                                                       Amount ($)        Value ($)
--------------------------------------------------------------------------------------
The Goldman Sachs Group Inc., 1.93%**, 4/19/2002         30,000,000       30,000,000
--------------------------------------------------------------------------------------
The Goldman Sachs Group Inc., 2.09%**, 8/7/2002          45,000,000       45,000,000
--------------------------------------------------------------------------------------
The Goldman Sachs Group Inc., 2.36%*, 2/5/2003           30,000,000       30,000,137
--------------------------------------------------------------------------------------
Greenwich Funding Corp., 1.76%**, 2/11/2002              60,000,000       59,970,667
--------------------------------------------------------------------------------------
Greenwich Funding Corp., 1.9%**, 7/1/2002                45,000,000       44,643,750
--------------------------------------------------------------------------------------
Hipotecario Funding Corp., 1.87%**, 3/21/2002            51,250,000       51,122,217
--------------------------------------------------------------------------------------
Hipotecario Funding Corp., 2.05%**, 2/14/2002            51,250,000       51,212,061
--------------------------------------------------------------------------------------
Household Finance Corp., 1.84%*, 9/26/2002               45,000,000       45,000,000
--------------------------------------------------------------------------------------
Household Finance Corp., 2.01%*, 12/20/2002              15,000,000       14,993,463
--------------------------------------------------------------------------------------
Household Finance Corp., 2.363%*, 5/24/2002              50,000,000       50,028,220
--------------------------------------------------------------------------------------
ING (US) Funding LLC, 1.80%**, 7/22/2002                100,000,000       99,154,500
--------------------------------------------------------------------------------------
Jupiter Securitization Corp., 1.7%**, 2/7/2002           25,000,000       24,992,917
--------------------------------------------------------------------------------------
Jupiter Securitization Corp., 1.75%**, 2/12/2002         40,000,000       39,978,611
--------------------------------------------------------------------------------------
Jupiter Securitization Corp., 1.8%**, 2/20/2002          15,000,000       14,985,750
--------------------------------------------------------------------------------------
K2 (USA) LLC, 1.77%*, 4/25/2002                          25,000,000       25,000,000
--------------------------------------------------------------------------------------
K2 (USA) LLC, 1.81%*, 8/15/2002                          30,000,000       30,001,873
--------------------------------------------------------------------------------------
K2 (USA) LLC, 1.82%*, 6/17/2002                          50,000,000       50,000,000
--------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 1.86%**, 7/10/2002       25,000,000       24,796,833
--------------------------------------------------------------------------------------
Mont Blanc Capital Corp., 1.77%**, 2/25/2002             50,000,000       49,941,000
--------------------------------------------------------------------------------------
Mont Blanc Capital Corp., 1.8%**, 3/26/2002              50,000,000       49,867,500
--------------------------------------------------------------------------------------
Montauk Funding Corp., 1.69%**, 2/19/2002               100,000,000       99,915,500
--------------------------------------------------------------------------------------
Moriarty LLC, 3.74%**, 3/15/2002                        100,000,000       99,575,333
--------------------------------------------------------------------------------------
Nordea North America, Inc., 3.81%**, 3/25/2002           35,000,000       34,812,944
--------------------------------------------------------------------------------------
Pennine Funding LLC, 1.81%**, 3/14/2002                  35,000,000       34,927,851
--------------------------------------------------------------------------------------
Pennine Funding LLC, 2.07%**, 2/19/2002                  45,000,000       44,953,425
--------------------------------------------------------------------------------------
Pennine Funding LLC, 2.5%**, 3/6/2002                    25,000,000       24,942,708
--------------------------------------------------------------------------------------
Preferred Receivable Funding Corp., 1.67%**,
   2/14/2002                                             15,000,000       14,990,954
--------------------------------------------------------------------------------------
Preferred Receivable Funding Corp., 1.77%**,
   2/26/2002                                             50,000,000       49,938,542
--------------------------------------------------------------------------------------
Quincy Capital Corp., 1.8%**, 3/7/2002                   50,000,000       49,915,000
--------------------------------------------------------------------------------------
Scaldis Capital LLC, 1.7%**, 2/15/2002                   20,000,000       19,986,778
--------------------------------------------------------------------------------------
Scaldis Capital LLC, 2%**, 5/29/2002                     50,000,000       49,675,000
--------------------------------------------------------------------------------------
Scaldis Capital LLC, 2.02%**, 2/11/2002                  25,000,000       24,985,972

    The accompanying notes are an integral part of the financial statements.

                                       13

                                                        Principal
                                                       Amount ($)        Value ($)
--------------------------------------------------------------------------------------
Sheffield Receivables Corp., 1.7%**, 2/19/2002           15,000,000       14,987,250
--------------------------------------------------------------------------------------
Sheffield Receivables Corp., 1.85%**, 2/7/2002           50,000,000       49,984,582
--------------------------------------------------------------------------------------
Sigma Finance, Inc., 1.73%**, 7/16/2002                  35,000,000       34,722,479
--------------------------------------------------------------------------------------
Sigma Finance, Inc., 1.75%*, 10/22/2002                  25,000,000       25,000,000
--------------------------------------------------------------------------------------
Sigma Finance, Inc., 1.85%*, 4/15/2002                   25,000,000       24,999,504
--------------------------------------------------------------------------------------
Societe Generale of North America, Inc., 3.70%**,
   3/22/2002                                             50,000,000       49,754,660
--------------------------------------------------------------------------------------
Spintab, 2.05%**, 3/20/2002                              40,000,000       39,892,944
--------------------------------------------------------------------------------------
Spintab, 2.08%**, 3/20/2002                              40,000,000       39,891,378
--------------------------------------------------------------------------------------
Stellar Funding Group, Inc., 2.07%**, 2/19/2002          20,000,000       19,979,300
--------------------------------------------------------------------------------------
Stellar Funding Group, Inc., 2.08%**, 2/7/2002           15,000,000       14,994,800
--------------------------------------------------------------------------------------
Stellar Funding Group, Inc., 2.08%**, 2/21/2002          15,000,000       14,982,667
--------------------------------------------------------------------------------------
Superior Funding Capital Corp., 1.79%**, 3/4/2002        17,548,000       17,520,952
--------------------------------------------------------------------------------------
Superior Funding Capital Corp., 2%**, 2/4/2002           25,095,000       25,090,818
--------------------------------------------------------------------------------------
Superior Funding Capital Corp., 2%**, 2/4/2002           23,199,000       23,195,134
--------------------------------------------------------------------------------------
Swedbank, Inc., 1.75%**, 3/7/2002                        35,000,000       34,942,153
--------------------------------------------------------------------------------------
Swedish National Housing Finance Corp., 2.07%**,
   2/1/2002                                              50,000,000       50,000,000
--------------------------------------------------------------------------------------
Thunder Bay Funding, Inc., 1.67%**, 2/15/2002            25,000,000       24,983,764
--------------------------------------------------------------------------------------
Thunder Bay Funding, Inc., 1.7%**, 2/15/2002             35,000,000       34,976,861
--------------------------------------------------------------------------------------
Tyco Capital Corp., 1.93%*, 4/24/2002                    50,000,000       49,996,835
--------------------------------------------------------------------------------------
Tyco Capital Corp., 2.02%*, 4/2/2002                     39,500,000       39,506,518
--------------------------------------------------------------------------------------
Unibanco-Grand Cayman, 1.8%**, 3/14/2002                 30,000,000       29,938,500
--------------------------------------------------------------------------------------
Unibanco-Grand Cayman, 1.85%**, 3/18/2002                40,000,000       39,907,500
--------------------------------------------------------------------------------------
Verizon Global Funding Corp., 1.83%**, 10/17/2002        20,000,000       19,737,700
--------------------------------------------------------------------------------------
Verizon Global Funding Corp., 1.93%*, 1/14/2003          50,000,000       49,993,695
--------------------------------------------------------------------------------------
Westdeutsche Landesbank GZ, 1.83%**, 7/9/2002           105,000,000      104,156,675
--------------------------------------------------------------------------------------
Total Commercial Paper
(Cost $4,430,424,728)                                                  4,430,424,728
--------------------------------------------------------------------------------------

Certificates of Deposit 8.2%
--------------------------------------------------------------------------------------
American Express Centurion Bank, 1.74%*, 8/28/2002       25,000,000       25,000,000
--------------------------------------------------------------------------------------
American Express Centurion Bank, 1.856%*, 11/6/2002      85,000,000       85,000,000

    The accompanying notes are an integral part of the financial statements.

                                       14

                                                        Principal
                                                       Amount ($)        Value ($)
--------------------------------------------------------------------------------------
Bank One, NA, 1.8%*, 8/15/2002                          100,000,000       99,989,315
--------------------------------------------------------------------------------------
Bayerische Hypo-Und Vereinsbank AG, 1.78%**,
   7/31/2002                                            100,000,000      100,000,000
--------------------------------------------------------------------------------------
First Union National Bank, 2.105%*, 5/8/2002             65,000,000       65,000,000
--------------------------------------------------------------------------------------
National City Bank (OH), 1.8%*, 8/16/2002                75,000,000       74,991,945
--------------------------------------------------------------------------------------
Total Certificates of Deposit
(Cost $ 449,981,260)                                                     449,981,260
--------------------------------------------------------------------------------------

Short-Term Notes 9.8%
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 1.621%*, 3/24/2003               75,000,000       74,957,423
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 2%*, 2/14/2003                   50,000,000       50,000,000
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25%**, 10/30/2002              75,000,000       75,000,000
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25%**, 11/1/2002               50,000,000       50,000,000
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25%**, 11/1/2002               25,000,000       25,000,000
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.49%**, 10/11/2002              50,000,000       50,000,000
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.55%**, 11/22/2002              50,000,000       50,000,000
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 1.75%**,
   10/4/2002                                             50,000,000       49,411,319
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 2.14%**,
   11/29/2002                                            25,000,000       24,561,042
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 4.04%**,
   5/3/2002                                              25,000,000       24,754,174
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 4.05%**,
   5/17/2002                                             30,000,000       29,658,750
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 4.05%**,
   3/8/2002                                              30,000,000       29,885,667
--------------------------------------------------------------------------------------
Total Short-Term Notes
(Cost $533,228,375)                                                      533,228,375
--------------------------------------------------------------------------------------

Municipal Investments 0.4%
--------------------------------------------------------------------------------------
State of Texas, General Obligation 1.9%[,
   12/1/2029  (Cost $20,000,000)                         20,000,000       20,000,000

    The accompanying notes are an integral part of the financial statements.

                                       15

                                                        Principal
                                                       Amount ($)        Value ($)
--------------------------------------------------------------------------------------

Repurchase Agreements 0.3%
--------------------------------------------------------------------------------------
State Street Bank and Trust Co., 1.86%,
   to be repurchased at $15,204,786
   on 2/1/2002*** (Cost $15,204,000)                     15,204,000       15,204,000
--------------------------------------------------------------------------------------
Total Investment Portfolio -- 100%                                   $ 5,448,838,363
(Cost $5,448,838,363) (a)
--------------------------------------------------------------------------------------

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of January 31, 2002.

**   Interest rates represent annualized yield to date of maturity.

*** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

[ Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period. These securities are shown at their current rate as of January 31, 2002.

(a)  Cost for federal income tax purposes is $5,448,838,363


    The accompanying notes are an integral part of the financial statements.

portfolio of investments
January 31, 2002 (Unaudited)

                                                        Principal
                                                        Amount ($)       Value ($)
--------------------------------------------------------------------------------------

Zurich Government Money Fund
--------------------------------------------------------------------------------------

Short-Term Notes 74.8%
--------------------------------------------------------------------------------------
Federal Farm Credit Bank, 1.77%*, 6/3/2002                25,000,000       24,998,434
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 1.592%*, 1/17/2003                20,000,000       19,993,867
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 1.614%*, 9/20/2002                10,000,000        9,997,791
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 1.621%*, 3/24/2003                10,000,000        9,994,323
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 1.648%*, 2/26/2003                15,000,000       14,994,161
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 1.7%*, 2/14/2003                  20,000,000       19,994,006
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 1.724%*, 2/3/2003                 15,000,000       14,993,326
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 1.734%*, 3/6/2003                 25,000,000       24,985,853
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 1.74%*, 8/23/2002                  9,000,000        8,997,144
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 1.755%*, 4/18/2002                15,000,000       14,999,687
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.0%*, 12/5/2002                   9,000,000        8,974,673
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.0%*, 2/14/2003                  10,000,000       10,000,000
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.028%*, 1/23/2003                 7,500,000        7,500,000
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.2%**, 11/1/2002                 10,000,000       10,000,000
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25%**, 11/1/2002                12,500,000       12,500,000
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.38%**, 11/15/2002                7,000,000        7,000,000
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.515%**, 10/17/2002              15,000,000       15,000,000
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.55%**, 11/22/2002               15,000,000       15,000,000
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.55%**, 11/22/2002               20,000,000       20,000,000
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.63%**, 8/15/2002                20,000,000       20,000,000
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.62%**, 2/1/2002                 10,000,000       10,000,000
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 1.63%*,
   1/27/2003                                               5,000,000        4,997,095
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 1.63%*,
   7/26/2002                                               5,000,000        4,999,522
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 1.717%*,
   10/4/2002                                              10,000,000        9,997,908
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 1.74%*,
   12/27/2002                                             10,000,000        9,996,470
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 1.753%*,
   1/3/2003                                                5,000,000        4,998,505
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 1.755%*,
   10/17/2002                                             10,000,000        9,995,309
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 3.655%**,
   4/19/2002                                               5,000,000        4,960,912

    The accompanying notes are an integral part of the financial statements.

                                       17

                                                        Principal
                                                        Amount ($)       Value ($)
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 3.92%**,
   3/7/2002                                               10,000,000        9,962,978
--------------------------------------------------------------------------------------
Freddie Mac, 1.98%**, 10/18/2002                          10,000,000        9,857,550
--------------------------------------------------------------------------------------
Hainan Airlines, Series 2000-1, 1.855%*, 6/21/2004         8,232,267        8,232,267
--------------------------------------------------------------------------------------
Hainan Airlines, Series 2000-2, 1.88%*, 12/21/2004         9,444,998        9,444,998
--------------------------------------------------------------------------------------
Hainan Airways, Series 2001-3, 1.904%*, 12/15/2007         5,000,000        5,000,000
--------------------------------------------------------------------------------------
Hainan Airways, Series 2001-2, 1.93%*, 12/15/2007          5,000,000        5,000,000
--------------------------------------------------------------------------------------
Hainan Airways, Series 2001-1, 1.957%*, 12/15/2007        10,000,000       10,000,005
--------------------------------------------------------------------------------------
Student Loan Marketing Association, 2.008%*, 6/5/2002     14,000,000       14,000,000
--------------------------------------------------------------------------------------
Student Loan Marketing Association, 2.218%*,
   3/11/2002                                              10,000,000        9,999,588
--------------------------------------------------------------------------------------
Student Loan Marketing Association, 2.228%*,
   4/11/2002                                              35,000,000       34,997,468
--------------------------------------------------------------------------------------
Student Loan Marketing Association, 2.248%*, 2/7/2002     17,500,000       17,499,911
--------------------------------------------------------------------------------------
Student Loan Marketing Association, 2.248%*,
   4/25/2002                                              25,000,000       24,997,283
--------------------------------------------------------------------------------------
Student Loan Marketing Association, 2.4%*, 10/10/2002     15,000,000       15,000,000
--------------------------------------------------------------------------------------
Total Short-Term Notes (Cost $523,861,034)                               523,861,034
--------------------------------------------------------------------------------------

Repurchase Agreements*** 25.2%
--------------------------------------------------------------------------------------
Bear Stearns Co., Inc., 1.74%, to be repurchased at
   $25,025,375 on 2/13/2002                               25,000,000       25,000,000
--------------------------------------------------------------------------------------
Credit Suise First Boston, Inc., 1.77%, to be
   repurchased at $40,015,733 on 2/5/2002                 40,000,000       40,000,000
--------------------------------------------------------------------------------------
Goldman Sachs & Co., 1.77%, to be repurchased at
   $20,007,867 on 2/6/2002                                20,000,000       20,000,000
--------------------------------------------------------------------------------------
Goldman Sachs & Co., 1.81%, to be repurchased at
   $25,008,799 on 2/6/2002                                25,000,000       25,000,000
--------------------------------------------------------------------------------------
Greenwich Capital Markets, 1.94%, to be repurchased
   at $20,001,078 on 2/1/2002                             20,000,000       20,000,000
--------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 1.82%, to be repurchased
   at $43,015,217 on 2/7/2002                             43,000,000       43,000,000
--------------------------------------------------------------------------------------
State Street Bank and Trust Co., 1.86%, to be
   repurchased at $3,484,180 on 2/1/2002                   3,484,000        3,484,000
--------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $176,484,000)                          176,484,000
--------------------------------------------------------------------------------------
Total Investment Portfolio -- 100%
(Cost $700,345,034) (a)                                                  700,345,034
--------------------------------------------------------------------------------------

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of January 31, 2002.

**   Interest rates represent annualized yield to date of maturity.

*** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

(a)  Cost for federal income tax purposes is $700,345,034.

    The accompanying notes are an integral part of the financial statements.

portfolio of investments
January 31, 2002 (Unaudited)

                                                        Principal
                                                        Amount ($)       Value ($)
--------------------------------------------------------------------------------------

Zurich Tax-Free Money Fund
--------------------------------------------------------------------------------------

Municipal Investments 100.0%
--------------------------------------------------------------------------------------
Alabama 1.4%
--------------------------------------------------------------------------------------
Birmingham, Ascension Series 1999-B, 1.45%*,
   11/15/2039                                              4,800,000       4,800,000
--------------------------------------------------------------------------------------
Mobile, Ascension Series 1999-B, 1.45%*, 11/15/2039        5,000,000       5,000,000
--------------------------------------------------------------------------------------
Arizona 5.0%
--------------------------------------------------------------------------------------
Maricopa County, Pollution Control Revenue, 1.5%*,         5,000,000       5,000,000
   5/1/2029
--------------------------------------------------------------------------------------
Salt River, Agricultural Improvement and Power
   District:
--------------------------------------------------------------------------------------
   1.2%**, 4/8/2002                                        5,300,000       5,300,000
--------------------------------------------------------------------------------------
   1.2%**, 4/8/2002                                        7,000,000       7,000,000
--------------------------------------------------------------------------------------
   2.1%**, 2/14/2002                                       4,000,000       4,000,000
--------------------------------------------------------------------------------------
   2.15%**, 2/8/2002                                       7,000,000       7,000,000
--------------------------------------------------------------------------------------
   2.35%**, 2/12/2002                                      7,900,000       7,900,000
--------------------------------------------------------------------------------------
Arkansas 0.1%
--------------------------------------------------------------------------------------
Hospital Equipment Finance Authority, 1.45%*,                975,000         975,000
   11/1/2028
--------------------------------------------------------------------------------------
California 5.4%
--------------------------------------------------------------------------------------
California State, Revenue Anticipation Notes:
--------------------------------------------------------------------------------------
   1.478%*, 6/28/2002                                      7,000,000       7,000,000
--------------------------------------------------------------------------------------
   3.25%**, 6/28/2002                                     14,000,000      14,057,116
--------------------------------------------------------------------------------------
Los Angeles, Harbor Improvement Corp., 1.4%*,
   1/1/2005                                               11,200,000      11,200,000
--------------------------------------------------------------------------------------
Metropolitan Water District Revenue, 1.5%*, 7/1/2035       6,600,000       6,600,000
--------------------------------------------------------------------------------------
Colorado 3.6%
--------------------------------------------------------------------------------------
Health Facilities Authority Bethesda Living Center         3,985,000       3,985,000
   Project, 1.4%*, 8/15/2030
--------------------------------------------------------------------------------------
Platte River Power Authority:
--------------------------------------------------------------------------------------
   1.7%**, 2/21/2002                                       7,000,000       7,000,000
--------------------------------------------------------------------------------------
   1.35%**, 3/11/2002                                     15,500,000      15,500,000
--------------------------------------------------------------------------------------
District of Columbia 3.4%
--------------------------------------------------------------------------------------
General Obligation:
--------------------------------------------------------------------------------------
   Series B-2, 1.5%*, 6/1/2003                             7,500,000       7,500,000

    The accompanying notes are an integral part of the financial statements.

                                       19

                                                        Principal
                                                        Amount ($)       Value ($)
--------------------------------------------------------------------------------------
   Series B-3, 1.5%*, 6/1/2003                             9,600,000       9,600,000
--------------------------------------------------------------------------------------
The Washington Home, Inc., 1.45%*, 8/1/2029                7,310,000       7,310,000
--------------------------------------------------------------------------------------
Florida 9.2%
--------------------------------------------------------------------------------------
Broward County Industrial Development Revenue,             2,175,000       2,175,000
   1.65%*, 8/2/2026
--------------------------------------------------------------------------------------
Gainesville, Utility System:
--------------------------------------------------------------------------------------
   Series C, 1.3%**, 4/8/2002                              6,500,000       6,500,000
--------------------------------------------------------------------------------------
   Series C, 1.65%**, 2/14/2002                            6,000,000       6,000,000
--------------------------------------------------------------------------------------
Jacksonville, Electric Authority:
--------------------------------------------------------------------------------------
   Series C-1, 2.1%**, 2/13/2002                           4,600,000       4,600,000
--------------------------------------------------------------------------------------
   Series C-1, 2.35%**, 2/11/2002                          7,254,000       7,254,000
--------------------------------------------------------------------------------------
Kissimmee, Utility Authority, 1.3%**, 3/11/2002            2,500,000       2,500,000
--------------------------------------------------------------------------------------
Miami-Dade, Aviation Authority:
--------------------------------------------------------------------------------------
   1.35%**, 5/10/2002                                      5,000,000       5,000,000
--------------------------------------------------------------------------------------
   1.4%**, 3/8/2002                                        2,265,000       2,265,000
--------------------------------------------------------------------------------------
Municipal Power Agency, 1.3%**, 3/12/2002                  3,000,000       3,000,000
--------------------------------------------------------------------------------------
Orange County, Presbyterian Retirement Community,
   1.45%*, 11/1/2028                                       6,940,000       6,940,000
--------------------------------------------------------------------------------------
Orlando, Capital Improvements Authority, Series
   94-A, 1.45%**, 3/8/2002                                 3,000,000       3,000,000
--------------------------------------------------------------------------------------
Orlando, Special Assessment Revenue, 1.35%*,
   10/1/2021                                               9,000,000       9,000,000
--------------------------------------------------------------------------------------
Sarasota County, Health Facilities Authority,
   1.45%*, 12/1/2023                                       4,200,000       4,200,000
--------------------------------------------------------------------------------------
University of Northern Florida, 1.4%*, 11/1/2030           4,000,000       4,000,000
--------------------------------------------------------------------------------------
Georgia 2.9%
--------------------------------------------------------------------------------------
Cartersville, Industrial Development Revenue,              3,600,000       3,600,000
   1.85%*, 12/1/2018
--------------------------------------------------------------------------------------
Georgia Meag, 1.35%**, 2/5/2002                           10,500,000      10,500,000
--------------------------------------------------------------------------------------
Willacoochie, Development Authority Pollution
   Control Revenue, 1.45%*, 5/1/2021                       7,000,000       7,000,000
--------------------------------------------------------------------------------------
Illinois 9.0%
--------------------------------------------------------------------------------------
Chicago, Homestart Program, Series A, 1.45%*,              7,000,000       7,000,000
   6/1/2005
--------------------------------------------------------------------------------------
Chicago, Industrial Development Revenue, 1.7%*,
   8/1/2012                                                3,400,000       3,400,000

    The accompanying notes are an integral part of the financial statements.

                                       20

                                                        Principal
                                                        Amount ($)       Value ($)
--------------------------------------------------------------------------------------
Chicago, O'Hare International Airport Revenue,
   1.5%*, 12/1/2017                                        3,700,000       3,700,000
--------------------------------------------------------------------------------------
Cicero, Harris Steel Company Project, 1.7%*, 5/1/2011      2,410,000       2,410,000
--------------------------------------------------------------------------------------
Development Finance Authority Home Run Inn Frozen
   Foods, 1.55%*, 4/1/2020                                 6,325,000       6,325,000
--------------------------------------------------------------------------------------
Development Finance Authority Local Government
   Financing Project, Series A, 1.6%*, 9/1/2029            7,200,000       7,200,000
--------------------------------------------------------------------------------------
Development Finance Authority MC Productions LLC
   Project, Series A, 1.7%*, 10/1/2017                     3,850,000       3,850,000
--------------------------------------------------------------------------------------
Development Finance Authority Whitting Corp.
   Project, 1.7%*, 6/1/2015                                3,800,000       3,800,000
--------------------------------------------------------------------------------------
Dupage County Benedictine University Building
   Project, 1.37%*, 7/1/2024                               5,850,000       5,850,000
--------------------------------------------------------------------------------------
Hillside Economic Development Revenue, 1.45%*,
   5/1/2011                                                5,220,000       5,220,000
--------------------------------------------------------------------------------------
Mundelein-Maclean Industrial Development Revenue,
   1.45%*, 1/1/2015                                        6,500,000       6,500,000
--------------------------------------------------------------------------------------
Niles Educational Facilities Revenue, 1.36%*,
   3/1/2031                                                4,000,000       4,000,000
--------------------------------------------------------------------------------------
Woodridge, Industrial Development Revenue:
--------------------------------------------------------------------------------------
   1.7%*, 12/1/2016                                        4,480,000       4,480,000
--------------------------------------------------------------------------------------
   1.7%*, 3/1/2018                                         1,760,000       1,760,000
--------------------------------------------------------------------------------------
Indiana 2.9%
--------------------------------------------------------------------------------------
Development Finance Authority Enterprise Center III        4,500,000       4,500,000
   Project, 1.53%*, 6/1/2022
--------------------------------------------------------------------------------------
Health Facilities Revenue Ascension Series B,
   1.45%*, 11/15/2039                                      1,875,000       1,875,000
--------------------------------------------------------------------------------------
Rockport, Pollution Control Revenue, 1.4%*, 8/1/2014      15,005,000      15,005,000
--------------------------------------------------------------------------------------
Kentucky 8.1%
--------------------------------------------------------------------------------------
Asset/Liability Commission Tax & Revenue                  12,500,000      12,500,000
   Anticipation Notes, Series B, 1.24%*, 6/26/2002
--------------------------------------------------------------------------------------
Danville County, Multi-City Lease Revenue:
--------------------------------------------------------------------------------------
   1.55%**, 3/11/2002                                      2,205,000       2,205,000
--------------------------------------------------------------------------------------
   1.55%**, 3/11/2002                                        310,000         310,000
--------------------------------------------------------------------------------------
   1.6%**, 2/8/2002                                        9,000,000       9,000,000
--------------------------------------------------------------------------------------
   1.8%**, 2/8/2002                                          215,000         215,000

    The accompanying notes are an integral part of the financial statements.

                                       21

                                                        Principal
                                                        Amount ($)       Value ($)
--------------------------------------------------------------------------------------
Jeffersontown, Lease Program Revenue, 1.41%*,
   3/1/2030                                                5,600,000       5,600,000
--------------------------------------------------------------------------------------
Lexington-Fayette County, Christian Academy Project,
   1.55%*, 9/1/2020                                        8,135,000       8,135,000
--------------------------------------------------------------------------------------
Pendleton County, Multi-City Lease Revenue:
--------------------------------------------------------------------------------------
   2.2%**, 2/15/2002                                       8,700,000       8,700,000
--------------------------------------------------------------------------------------
   2.6%**, 2/11/2002                                      12,200,000      12,200,000
--------------------------------------------------------------------------------------
Louisiana 2.7%
--------------------------------------------------------------------------------------
Caddo Parish Industrial Development Revenue, 1.5%*,        8,500,000       8,500,000
   12/1/2027
--------------------------------------------------------------------------------------
West Baton Rouge, Department of Water:
--------------------------------------------------------------------------------------
   1.65%**, 2/21/2002                                      4,000,000       4,000,000
--------------------------------------------------------------------------------------
   1.65%**, 2/21/2002                                      5,050,000       5,050,000
--------------------------------------------------------------------------------------
   1.95%**, 2/13/2002                                      2,000,000       2,000,000
--------------------------------------------------------------------------------------
Maryland 3.2%
--------------------------------------------------------------------------------------
Anne Arundel County, Baltimore Gas and Electric:
--------------------------------------------------------------------------------------
   1.35%**, 4/8/2002                                       4,000,000       4,000,000
--------------------------------------------------------------------------------------
   1.5%**, 3/8/2002                                       12,600,000      12,600,000
--------------------------------------------------------------------------------------
   1.6%**, 2/12/2002                                       3,000,000       3,000,000
--------------------------------------------------------------------------------------
   2.4%**, 2/11/2002                                       3,500,000       3,500,000
--------------------------------------------------------------------------------------
Michigan 2.8%
--------------------------------------------------------------------------------------
Jackson County, Economic Development Corp. Revenue,        5,360,000       5,360,000
   1.45%*, 12/1/2020
--------------------------------------------------------------------------------------
Strategic Fund, Department of Water:
--------------------------------------------------------------------------------------
   1.2%**, 4/5/2002                                        4,800,000       4,800,000
--------------------------------------------------------------------------------------
   1.3%**, 4/9/2002                                        6,000,000       6,000,000
--------------------------------------------------------------------------------------
University of Michigan Regents, Series C, 1.15%**,
   5/13/2002                                               4,000,000       4,000,000
--------------------------------------------------------------------------------------
Missouri 1.0%
--------------------------------------------------------------------------------------
Missouri Higher Education Loan Authority, 1.45%*,          1,900,000       1,900,000
   12/1/2005
--------------------------------------------------------------------------------------
St. Louis, Development Finance Authority, 1.5%*,
   3/1/2030                                                5,000,000       5,000,000
--------------------------------------------------------------------------------------
Nebraska 2.5%
--------------------------------------------------------------------------------------
Omaha, Public Power District Electric Revenue:
--------------------------------------------------------------------------------------
   1.2%**, 4/5/2002                                        8,000,000       8,000,000

    The accompanying notes are an integral part of the financial statements.

                                       22

                                                        Principal
                                                        Amount ($)       Value ($)
--------------------------------------------------------------------------------------
   1.2%**, 4/5/2002                                        3,000,000       3,000,000
--------------------------------------------------------------------------------------
   1.65%**, 2/12/2002                                      4,000,000       4,000,000
--------------------------------------------------------------------------------------
   1.65%**, 2/14/2002                                      3,000,000       3,000,000
--------------------------------------------------------------------------------------
Nevada 0.7%
--------------------------------------------------------------------------------------
Department of Commerce, 1.5%*, 1/1/2009                    4,900,000       4,900,000
--------------------------------------------------------------------------------------
New Mexico 0.5%
--------------------------------------------------------------------------------------
Belen, Industrial Development Revenue, 1.7%*,              3,575,000       3,575,000
   2/1/2027
--------------------------------------------------------------------------------------
New York 0.8%
--------------------------------------------------------------------------------------
New York City, Transitional Financial Authority            6,000,000       6,043,780
   Revenue, 3.25%**, 10/2/2002
--------------------------------------------------------------------------------------
North Carolina 0.6%
--------------------------------------------------------------------------------------
Raleigh, Durham Airport Authority Special Facilities       1,600,000       1,600,000
   Revenue, Series A, 1.55%*, 11/1/2015
--------------------------------------------------------------------------------------
Raleigh, Durham Airport Authority Special Facilities
   Revenue, Series B, 1.55%*, 11/1/2015                    3,000,000       3,000,000
--------------------------------------------------------------------------------------
Ohio 5.1%
--------------------------------------------------------------------------------------
Air Quality Development Authority, 2.1%**, 2/13/2002       6,000,000       6,000,000
--------------------------------------------------------------------------------------
Athens County, Port Authority Housing Project,
   1.45%*, 6/1/2032                                        6,000,000       6,000,000
--------------------------------------------------------------------------------------
Clinton County, Hospital Revenue, 1.5%*, 6/1/2028          2,095,000       2,095,000
--------------------------------------------------------------------------------------
Higher Education Facilities Authority, Series A,
   1.55%*, 9/1/2020                                        8,020,000       8,020,000
--------------------------------------------------------------------------------------
Lorain, Port Authority, 1.7%*, 12/1/2019                   3,375,000       3,375,000
--------------------------------------------------------------------------------------
Portage County, Industrial Development Revenue,
   1.7%*, 7/1/2018                                         4,175,000       4,175,000
--------------------------------------------------------------------------------------
Water Development Authority, 2.1%**, 2/14/2002             7,435,000       7,435,000
--------------------------------------------------------------------------------------
Pennsylvania 9.9%
--------------------------------------------------------------------------------------
Allentown, Hospital Authority, Series B, 1.47%*,           6,660,000       6,660,000
   7/1/2023
--------------------------------------------------------------------------------------
Dauphin County, General Authority -- Education and
   Health Loan Program, 1.43%*, 11/1/2017                  8,845,000       8,845,000
--------------------------------------------------------------------------------------
Emmaus, General Authority Revenue Loan Program,
   1.45%*, 3/1/2030                                       13,000,000      13,000,000
--------------------------------------------------------------------------------------
Lancaster County, Hospital Finance Authority,
   Luthercare Project, 1.45%*, 2/15/2029                   9,895,000       9,895,000
--------------------------------------------------------------------------------------
Pennsylvania Higher Education Facilities Authority
   Revenue:

    The accompanying notes are an integral part of the financial statements.

                                       23

                                                        Principal
                                                        Amount ($)       Value ($)
--------------------------------------------------------------------------------------
   Series B, 1.25%*, 1/1/2026                              8,800,000       8,800,000
--------------------------------------------------------------------------------------
   Series C, 1.5%*, 11/1/2029                              8,800,000       8,800,000
--------------------------------------------------------------------------------------
Philadelphia, Industrial Development Authority,
   1.55%*, 12/1/2014                                       5,900,000       5,900,000
--------------------------------------------------------------------------------------
Philadelphia, Hospital and Higher Education
   Facilities Authority Revenue, Series A, 1.5%*,
   3/1/2027                                                2,500,000       2,500,000
--------------------------------------------------------------------------------------
Philadelphia, Industrial Development Authority,
   1.45%*, 11/1/2027                                       7,470,000       7,470,000
--------------------------------------------------------------------------------------
South Carolina 3.5%
--------------------------------------------------------------------------------------
University of South Carolina, School of Medicine          10,180,000      10,180,000
   Educational Trust Revenue, 1.35%*, 9/1/2025
--------------------------------------------------------------------------------------
Public Service Authority:
--------------------------------------------------------------------------------------
   1.15%**, 4/5/2002                                       4,000,000       4,000,000
--------------------------------------------------------------------------------------
   1.4%**, 9/12/2002                                       6,500,000       6,500,000
--------------------------------------------------------------------------------------
   1.2%**, 4/10/2002                                       2,000,000       2,000,000
--------------------------------------------------------------------------------------
   1.25%**, 5/7/2002                                       3,000,000       3,000,000
--------------------------------------------------------------------------------------
Texas 11.2%
--------------------------------------------------------------------------------------
Austin, Utility System, 2.45%**, 2/12/2002                 7,077,000       7,077,000
--------------------------------------------------------------------------------------
Harris County:
--------------------------------------------------------------------------------------
   Series A-1, 1.7%**, 2/13/2002                           3,600,000       3,600,000
--------------------------------------------------------------------------------------
   Series D-1, 1.6%**, 2/7/2002                            3,200,000       3,200,000
--------------------------------------------------------------------------------------
Houston, Water and Sewer Authority, Series A,
   1.35%**, 3/11/2002                                      5,000,000       5,000,000
--------------------------------------------------------------------------------------
Public Finance Authority, 1.25%**, 2/19/2002               6,000,000       6,000,000
--------------------------------------------------------------------------------------
San Antonio, Electric and Gas Revenue:
--------------------------------------------------------------------------------------
   Series A, 1.2%**, 5/16/2002                            12,000,000      12,000,000
--------------------------------------------------------------------------------------
   Series A, 1.35%**, 3/12/2002                            6,000,000       6,000,000
--------------------------------------------------------------------------------------
Small Business Industrial Development Revenue,
   1.4%*, 7/1/2026                                        15,260,000      15,260,000
--------------------------------------------------------------------------------------
Texas, Municipal Power Agency, 1.3%**, 3/11/2002           4,800,000       4,800,000
--------------------------------------------------------------------------------------
Texas State, Tax & Revenue Anticipation Notes,
   Series A, 3.75%**, 8/29/2002                           11,000,000      11,079,280
--------------------------------------------------------------------------------------
University of Texas:
--------------------------------------------------------------------------------------
   Series A, 1.2%**, 4/10/2002                             3,330,000       3,330,000

    The accompanying notes are an integral part of the financial statements.

                                       24

                                                        Principal
                                                        Amount ($)       Value ($)
--------------------------------------------------------------------------------------
   Series A, 1.65%**, 4/9/2002                             4,000,000       4,000,000
--------------------------------------------------------------------------------------
Utah 2.1%
--------------------------------------------------------------------------------------
Intermountain Power Agency:
--------------------------------------------------------------------------------------
   1.15%**, 4/8/2002                                       2,000,000       2,000,000
--------------------------------------------------------------------------------------
   1.2%**, 4/5/2002                                        4,000,000       4,000,000
--------------------------------------------------------------------------------------
   2.1%**, 2/14/2002                                       4,000,000       4,000,000
--------------------------------------------------------------------------------------
Student Loan Revenue, Series C, 1.45%*, 11/1/2013          5,000,000       5,000,000
--------------------------------------------------------------------------------------
Vermont 0.8%
--------------------------------------------------------------------------------------
Student Association Corp., 1.65%**, 1/1/2004               5,800,000       5,800,000
--------------------------------------------------------------------------------------
Virginia 0.8%
--------------------------------------------------------------------------------------
Louisa Industrial Development Authority -- Virginia
   Electric and Power Company Project, 1.5%**,
   2/20/2002                                                2,000,000       2,000,000
--------------------------------------------------------------------------------------
Louisa Industrial Development Authority -- Virginia
   Electric and Power Company Project, 1.75%**,
   2/11/2002                                               4,000,000       4,000,000
--------------------------------------------------------------------------------------
Washington 0.4%
--------------------------------------------------------------------------------------
Healthcare Facilities Authority Revenue, 1.4%*,               65,000          65,000
   12/1/2025
--------------------------------------------------------------------------------------
Tacoma, Electric System, 1.3%**, 4/12/2002                 3,000,000       3,000,000
--------------------------------------------------------------------------------------
Wisconsin 0.4%
--------------------------------------------------------------------------------------
Manitowoc Industrial Development Revenue, 1.7%*,           3,070,000       3,070,000
   5/1/2015
--------------------------------------------------------------------------------------
Total Municipal Investments (Cost $725,761,176)                          725,761,176
--------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $725,761,176) (a)             725,761,176
--------------------------------------------------------------------------------------

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period. These securities are shown at their current rate as of January 31, 2002.

**   Interest rates represent annualized yield to date of maturity.

(a)  Cost for federal income tax purposes is $725,761,176.

    The accompanying notes are an integral part of the financial statements.

financial statements

Statements of Assets and Liabilities

   January 31, 2002 (Unaudited)        Money Market      Government       Tax-Free
   ------------------------------------------------------------------------------------
   Assets
   ------------------------------------------------------------------------------------
   Investments in securities, at
      amortized cost:
      Short-term securities          $ 5,433,634,363  $   523,861,034 $   725,761,176
   ------------------------------------------------------------------------------------
      Repurchase agreements               15,204,000      176,484,000              --
   ------------------------------------------------------------------------------------
   Cash                                            6              412         321,071
   ------------------------------------------------------------------------------------
   Receivable for investments sold                --               --       4,580,000
   ------------------------------------------------------------------------------------
   Interest receivable                     5,247,984        1,725,862       2,101,649
   ------------------------------------------------------------------------------------
   Receivable for Fund shares sold        37,255,884        2,661,759       2,370,504
   ------------------------------------------------------------------------------------
   Total Assets                        5,491,342,237      704,733,067     735,134,400
   ------------------------------------------------------------------------------------

   Liabilities
   ------------------------------------------------------------------------------------
   Payable for investments purchased      50,000,000       10,000,000              --
   ------------------------------------------------------------------------------------
   Dividends payable                       1,385,921          180,375         143,963
   ------------------------------------------------------------------------------------
   Payable for Fund shares redeemed       31,512,572        2,061,692         475,529
   ------------------------------------------------------------------------------------
   Accrued management fee                  1,251,510          162,421         169,028
   ------------------------------------------------------------------------------------
   Other accrued expenses and
      payables                             1,524,953           55,154          62,806
   ------------------------------------------------------------------------------------
   Total Liabilities                      85,674,956       12,459,642         851,326
   ------------------------------------------------------------------------------------
   Net assets, at value              $ 5,405,667,281  $   692,273,425 $   734,283,074
   ------------------------------------------------------------------------------------

   Net Assets
   ------------------------------------------------------------------------------------
   Net assets consist of:
   Accumulated net realized gain
      (loss)                               (196,542)              290        (38,208)
   ------------------------------------------------------------------------------------
   Paid-in capital                     5,405,863,823      692,273,135     734,321,282
   ------------------------------------------------------------------------------------
   Net assets, at value              $ 5,405,667,281  $   692,273,425 $   734,283,074
   ------------------------------------------------------------------------------------
   Shares outstanding                  5,405,535,045      692,285,035     734,281,550
   ------------------------------------------------------------------------------------
   Net asset value, offering and
      redemption price per share
      (Net asset value / outstanding
      shares of beneficial interest,
      no par value, unlimited number
      of shares authorized)          $          1.00  $          1.00 $          1.00
---------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Statements of Operations

   Six months ended January 31, 2002
   (Unaudited)                         Money Market      Government       Tax-Free
   ------------------------------------------------------------------------------------
   Investment Income
   ------------------------------------------------------------------------------------
   Income:
   Interest                          $    82,477,841  $    10,486,032 $     7,842,205
   ------------------------------------------------------------------------------------
   Expenses:
   Management fee                          7,516,960          991,155         988,943
   ------------------------------------------------------------------------------------
   Services to shareholders                4,788,338          400,830         329,758
   ------------------------------------------------------------------------------------
   Custodian fees                            153,630           25,300          14,655
   ------------------------------------------------------------------------------------
   Auditing                                   42,412            3,826           5,617
   ------------------------------------------------------------------------------------
   Legal                                      51,672            6,405           5,747
   ------------------------------------------------------------------------------------
   Trustees' fees and expenses                49,542           20,719          11,706
   ------------------------------------------------------------------------------------
   Reports to shareholders                    83,607            7,097           4,911
   ------------------------------------------------------------------------------------
   Registration fees                         107,934           30,256          11,457
   ------------------------------------------------------------------------------------
   Other                                      41,875            8,398           7,709
   ------------------------------------------------------------------------------------
   Total expenses, before expense
      reductions                          12,835,970        1,493,986       1,380,503
   ------------------------------------------------------------------------------------
   Expense reductions                       (47,220)          (7,227)         (2,121)
   ------------------------------------------------------------------------------------
   Total expenses, after expense
      reductions                          12,788,750        1,486,759       1,378,382
   ------------------------------------------------------------------------------------
   Net investment income                  69,689,091        8,999,273       6,463,823
   ------------------------------------------------------------------------------------
   Net realized gain (loss) from
      investment transactions                107,966              290              --
   ------------------------------------------------------------------------------------
   Net increase in net assets
      resulting from operations      $    69,797,057  $     8,999,563 $     6,463,823
---------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Money Market

                                                         Six months
                                                           ended
                                                        January 31,      Year ended
                                                      2002 (Unaudited)  July 31, 2001
   ------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
   ------------------------------------------------------------------------------------
   Operations:
   Net investment income                              $    69,689,091 $   296,582,518
   ------------------------------------------------------------------------------------
   Net realized gain (loss) on investment transactions        107,966      (7,681,706)
   ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
      from operations                                      69,797,057     288,900,812
   ------------------------------------------------------------------------------------
   Distributions to shareholders from net investment
      income                                              (69,741,534)   (296,349,851)
   ------------------------------------------------------------------------------------
   Fund share transactions at net asset value:
   Proceeds from shares sold                            2,774,357,054   7,115,241,499
   ------------------------------------------------------------------------------------
   Reinvestment of distributions                           69,570,101     288,466,463
   ------------------------------------------------------------------------------------
   Cost of shares redeemed                             (3,225,027,828) (6,720,937,862)
   ------------------------------------------------------------------------------------
   Net increase (decrease) from Fund share
      transactions                                       (381,100,673)    682,770,100
   ------------------------------------------------------------------------------------
   Capital contribution from Advisor (see Note E)                  --       7,490,889
   ------------------------------------------------------------------------------------
   Increase (decrease) in net assets                     (381,045,150)    682,811,950
   ------------------------------------------------------------------------------------

   Net Assets
   ------------------------------------------------------------------------------------
   Beginning of period                                  5,786,712,431   5,103,900,481
   ------------------------------------------------------------------------------------
   End of period                                      $ 5,405,667,281 $ 5,786,712,431
---------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       28

Statement of Changes in Net Assets

Government

                                                         Six months
                                                           ended
                                                        January 31,      Year ended
                                                      2002 (Unaudited)  July 31, 2001
   ------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
    ------------------------------------------------------------------------------------
   Operations:
   Net investment income                              $     8,999,273 $    37,244,836
   ------------------------------------------------------------------------------------
   Net realized gains (loss) on investment
      transactions                                                290          25,981
   ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
      from operations                                       8,999,563      37,270,817
   ------------------------------------------------------------------------------------
   Distributions to shareholders from net investment
      income                                               (9,014,995)    (37,269,601)
   ------------------------------------------------------------------------------------
   Fund share transactions at net asset value:
   Proceeds from shares sold                              254,455,948     680,411,912
   ------------------------------------------------------------------------------------
   Reinvestment of distributions                            8,959,241      36,276,142
   ------------------------------------------------------------------------------------
   Cost of shares redeemed                               (322,548,313)   (633,480,604)
   ------------------------------------------------------------------------------------
   Net increase (decrease) from Fund share
      transactions                                        (59,133,124)     83,207,450
   ------------------------------------------------------------------------------------
   Increase (decrease) in net assets                      (59,148,556)     83,208,666
   ------------------------------------------------------------------------------------

   Net Assets
   ------------------------------------------------------------------------------------
   Beginning of period                                    751,421,981     668,213,315
   ------------------------------------------------------------------------------------
   End of period                                      $   692,273,425 $   751,421,981
---------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       29

Statement of Changes in Net Assets

Tax-Free

                                                         Six months
                                                           ended
                                                        January 31,      Year ended
                                                      2002 (Unaudited)  July 31, 2001
   ------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
   ------------------------------------------------------------------------------------
   Operations:
   Net investment income                              $     6,463,823 $    25,576,868
   ------------------------------------------------------------------------------------
   Net realized gain (loss) on investment transactions             --             (44)
   ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
      from operations                                       6,463,823      25,576,824
   ------------------------------------------------------------------------------------
   Distributions to shareholders from net investment
      income                                               (6,463,787)    (25,576,864)
   ------------------------------------------------------------------------------------
   Fund share transactions at net asset value:
   Proceeds from shares sold                              286,258,283     680,938,086
   ------------------------------------------------------------------------------------
   Reinvestment of distributions                            6,421,347      25,117,207
   ------------------------------------------------------------------------------------
   Cost of shares redeemed                               (303,749,120)   (706,086,791)
   ------------------------------------------------------------------------------------
   Net increase (decrease) from Fund share
      transactions                                        (11,069,490)        (31,498)
   ------------------------------------------------------------------------------------
   Increase (decrease) in net assets                      (11,069,454)        (31,538)
   ------------------------------------------------------------------------------------

   Net Assets
   ------------------------------------------------------------------------------------
   Beginning of period                                    745,352,528     745,384,066
   ------------------------------------------------------------------------------------
   End of period                                      $   734,283,074 $   745,352,528
---------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

financial highlights

Zurich Money Market Fund

   Year ended January 31,       2002^a     2001      2000     1999      1998     1997
   ------------------------------------------------------------------------------------
   Selected Per Share Data
   ------------------------------------------------------------------------------------
   Net asset value, beginning
      of period               $ 1.00    $ 1.00     1.00      1.00     1.00      1.00
   ------------------------------------------------------------------------------------
   Net investment income        0.01      0.05     0.06      0.05     0.05      0.05
   ------------------------------------------------------------------------------------
   Less distributions from
      net investment income   (0.01)    (0.05)   (0.06)    (0.05)   (0.05)    (0.05)
   ------------------------------------------------------------------------------------
   Net asset value, end of
      period                  $ 1.00    $ 1.00     1.00      1.00     1.00      1.00
   ------------------------------------------------------------------------------------
   Total Return (%)           1.24**    5.54^b,^c    5.78      4.89     5.38      5.27
   ------------------------------------------------------------------------------------

   Ratios to Average Net Assets and Supplemental Data
   ------------------------------------------------------------------------------------
   Net assets, end of period   5,406     5,787    5,104     5,110    4,539     4,362
      ($ millions)
   ------------------------------------------------------------------------------------
   Ratio of expenses before
      expense reductions  (%)  0.45*     0.42^^d     0.44      0.46     0.48      0.45
   ------------------------------------------------------------------------------------
   Ratio of expenses after
      expense reductions  (%)  0.45*     0.41^d     0.44      0.46     0.48      0.45
   ------------------------------------------------------------------------------------
   Ratio of net investment     2.46*      5.38     5.61      4.78     5.24      5.14
      income (%)
---------------------------------------------------------------------------------------

^a   For the six months ended January 31, 2002 (Unaudited).

^b Total return for the year ended July 31, 2001 includes the effect of a voluntary capital contribution from the Advisor (see Note E). Without this contribution, the total return would have been lower.

^c   Total return would have been lower had certain expenses not been reduced.

^d    The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2001 before and after expense reductions were 0.41% and 0.41%, respectively.

*  Annualized

** Not annualized

                                       31

Zurich Government Money Fund

   Year ended January 31,       2002^a     2001      2000     1999      1998     1997
   ------------------------------------------------------------------------------------
   Selected Per Share Data
   ------------------------------------------------------------------------------------
   Net asset value, beginning
      of period               $ 1.00    $ 1.00     1.00      1.00     1.00      1.00
   ------------------------------------------------------------------------------------
   Net investment income        0.01      0.05     0.05      0.05     0.05      0.05
   ------------------------------------------------------------------------------------
   Less distributions from
      net investment income   (0.01)    (0.05)   (0.05)    (0.05)   (0.05)    (0.05)
   ------------------------------------------------------------------------------------
   Net asset value, end of
      period                  $ 1.00    $ 1.00     1.00      1.00     1.00      1.00
   ------------------------------------------------------------------------------------
   Total Return (%)           1.22**     5.44^b     5.59      4.78     5.33      5.26
   ------------------------------------------------------------------------------------

   Ratios to Average Net Assets and Supplemental Data
   ------------------------------------------------------------------------------------
   Net assets, end of period
      ($ millions)               692       751      668       712      687       671
   ------------------------------------------------------------------------------------
   Ratio of expenses before
      expense reductions (%)   0.40*     0.41^c     0.44      0.43     0.43      0.44
   ------------------------------------------------------------------------------------
   Ratio of expenses after
      expense reductions (%)   0.40*     0.40^c     0.43      0.43     0.43      0.44
   ------------------------------------------------------------------------------------
   Ratio of net investment
      income (%)               2.41*      5.27     5.43      4.67     5.20      5.13
---------------------------------------------------------------------------------------

^a   For the six months ended January 31, 2002 (Unaudited).

^b   Total return would have been lower had certain expenses not been reduced.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2001 before and after expense reductions were 0.40% and 0.40%, respectively.

*    Annualized

**   Not annualized

                                       32

Zurich Tax-Free Money Fund

   Year ended January 31,       2002^a     2001      2000     1999      1998     1997
   ------------------------------------------------------------------------------------
   Selected Per Share Data
   ------------------------------------------------------------------------------------
   Net asset value, beginning
      of period               $ 1.00    $ 1.00     1.00      1.00     1.00      1.00
   ------------------------------------------------------------------------------------
   Net investment income        0.01      0.03     0.04      0.03     0.03      0.03
   ------------------------------------------------------------------------------------
   Less distributions from
      net investment income   (0.01)    (0.03)   (0.04)    (0.03)   (0.03)    (0.03)
   ------------------------------------------------------------------------------------
   Net asset value, end of
      period                  $ 1.00    $ 1.00     1.00      1.00     1.00      1.00
   ------------------------------------------------------------------------------------
   Total Return (%)           0.88**     3.50^b     3.58      2.97     3.46      3.39
   ------------------------------------------------------------------------------------

   Ratios to Average Net Assets and Supplemental Data
   ------------------------------------------------------------------------------------
   Net assets, end of period     734       745      745       796      816       771
      ($ millions)
   ------------------------------------------------------------------------------------
   Ratio of expenses before
      expense reductions (%)   0.37*     0.36^c     0.39      0.36     0.36      0.37
   ------------------------------------------------------------------------------------
   Ratio of expenses after
      expense reductions (%)   0.37*     0.35^c     0.39      0.36     0.36      0.37
   ------------------------------------------------------------------------------------
   Ratio of net investment
      income (%)               1.74*      3.44     3.51      2.93     3.39      3.33
---------------------------------------------------------------------------------------

^a   For the six months ended January 31, 2002 (Unaudited).

^b   Total return would have been lower had certain expenses not been reduced.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2001 before and after expense reductions were 0.35% and 0.35%, respectively.

*    Annualized

**   Not Annualized

notes to financial statements (unaudited)


A. Significant Accounting Policies

Zurich Money Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust offers three investment funds ("Funds"). Zurich Money Market Fund invests primarily in short-term high quality obligations of major banks and corporations. Zurich Government Money Fund invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies and repurchase agreements thereon. Zurich Tax-Free Money Fund invests in short-term high quality municipal securities.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. The Funds may enter into repurchase agreements with certain banks and broker/dealers whereby the Funds, through their custodian or sub-custodian bank, receive delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

At July 31, 2001, the Zurich Money Market Fund and the Zurich Tax-Free Money Fund had a net tax basis capital loss carryforward of approximately $111,000 and $38,100, respectively, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or July 31, 2008 ($3,000) and July 31, 2009 ($108,000), the respective expiration dates for the Zurich Money Market Fund, and July 31, 2009 ($100) and July 31, 2003 ($38,000), the
respective expiration dates for the Zurich Tax-Free Money Fund, whichever occurs first. In addition, from November 1, 2000 through July 31, 2001, the Zurich Money Market Fund and the Zurich Tax-Free Fund incurred approximately $194,000 and $26 of net realized capital losses, respectively. As permitted by tax regulations, the Funds intend to elect to defer these losses and treat them as arising in the fiscal year ended July 31, 2002.

Distribution of Income and Gains. All of the net investment income of the Funds is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Expenses. Expenses of the Trust arising in connection with each specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to each Fund are apportioned among the funds in the Trust.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), the Advisor directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. Each Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.50% of the first $215,000,000 of the Funds' combined average daily net assets, 0.375% of the next $335,000,000 of such net assets, 0.30% of the next $250,000,000 of such net assets and 0.25% of such net assets in excess of $800,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended January 31, 2002, the fee pursuant to the Management

Agreement was equivalent to an annualized effective rate of the Funds' average daily net assets as follows:

                                                          Total      Effective
   Fund                                              Aggregated ($)   Rate (%)
   ----------------------------------------------------------------------------
   Zurich Money Market Fund                            7,516,960        .27
   ----------------------------------------------------------------------------
   Zurich Government Money Fund                          991,155        .27
   ----------------------------------------------------------------------------
   Zurich Tax-Free Money Fund                            988,943        .27
-------------------------------------------------------------------------------

On December 4, 2001, Deutsche Bank and Zurich Financial Services announced that they have signed a definitive agreement under which Deutsche Bank will acquire 100% of ZSI, with the exception of Threadneedle Investments in the U.K. Because the transaction would constitute an assignment of the funds' investment management agreements with ZSI under the 1940 Act and, therefore, a termination of those agreements, ZSI intends to seek approval of new agreements from the funds' shareholders. The transaction is expected to be completed, subject to regulatory approval and satisfaction of other conditions, in the first half of 2002.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. For the six months ended January 31, 2002, SISC received shareholder service fees as follows:

                                                                 Unpaid at
                                                  Total         January 31,
   Fund                                       Aggregated ($)     2002 ($)
   ---------------------------------------------------------------------------
   Zurich Money Market Fund                     2,763,160         460,527
   ---------------------------------------------------------------------------
   Zurich Government Money Fund                   320,455          53,409
   ---------------------------------------------------------------------------
   Zurich Tax-Free Money Fund                     231,274          56,258
------------------------------------------------------------------------------

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings.

C. Expense Off-Set Arrangement

Each Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. During the six months ended January 31, 2002, the Funds' custodian and transfer agent fees were reduced as follows:

                                                   Custodian     Transfer Agent
   Fund                                             Fee ($)          Fee ($)
   -----------------------------------------------------------------------------
   Zurich Money Market Fund                              966          46,254
   -----------------------------------------------------------------------------
   Zurich Government Money Fund                        1,130           6,097
   -----------------------------------------------------------------------------
   Zurich Tax-Free Money Fund                          2,121              --
--------------------------------------------------------------------------------

D. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Fund Rate plus 0.5 percent. The Funds may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Capital Contribution

On January 16, 2001, the Advisor voluntarily purchased $25,000,000 of Southern California Edison commercial paper from the Zurich Money Market Fund for $7,490,889 in excess of that security's value. The Fund recorded a realized loss of $7,490,889 on the transaction, which was offset by a payment of an equal amount from the Advisor. The Advisor received no shares of the Fund or other consideration in exchange for such contribution.

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

trustees and officers


Trustees
--------------------------------------------------------------------------------

John W. Ballantine        Donald L. Dunaway          Shirley D. Peterson
Trustee                   Trustee                    Trustee
--------------------------------------------------------------------------------

Lewis A. Burnham          James R. Edgar             Fred B. Renwick
Trustee                   Trustee                    Trustee
--------------------------------------------------------------------------------

Mark S. Casady            William F. Glavin, Jr.     William P. Sommers
Trustee and President     Trustee                    Trustee
--------------------------------------------------------------------------------

Linda C. Coughlin         Robert B. Hoffman          John G. Weithers
Trustee, Chairperson and  Trustee                    Trustee
Vice President

Officers
--------------------------------------------------------------------------------

Jerri I. Cohen            Linda J. Wondrack          Thomas Lally
Vice President            Vice President             Assistant Treasurer
-------------------------------------------------------------------------------

Philip J. Collora         Gary L. French             Brenda Lyons
Vice President and        Treasurer                  Assistant Treasurer
Assistant Secretary
-------------------------------------------------------------------------------

Kathryn L. Quirk          John Millette              Caroline Pearson
Vice President            Secretary                  Assistant Secretary
-------------------------------------------------------------------------------

Frank J. Rachwalski, Jr.  John R. Hebble
Vice President            Assistant Treasurer

Legal Counsel          Vedder, Price, Kaufman & Kammholz
                       222 North LaSalle Street
                       Chicago, IL 60601
--------------------------------------------------------------------------------
Shareholder            Scudder Investments Service Company
Service Agent          P.O. Box 219151
                       Kansas City, MO 64121-9151
--------------------------------------------------------------------------------
Custodian              State Street Bank and Trust Company
                       225 Franklin Street
                       Boston, MA 02110
--------------------------------------------------------------------------------
Transfer Agent         State Street Bank and Trust Company
                       225 Franklin Street
                       Boston, MA 02110
--------------------------------------------------------------------------------
Independent Auditors   Ernst & Young LLP
                       200 Clarendon Street                 [LOGO]
                       Boston, MA 02116                     ZURICH


This report must be preceded or accompanied by  Zurich Scudder Investments, Inc.
a Zurich Money Funds prospectus.                222 South Riverside Plaza
                                                Chicago, IL 60606-5808
                                                www.zurichfunds.com
                                                1-888-987-4241